Note 20 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ended December 31
2016	$61,063
2017	47,622
2018	38,986
2019	32,015
2020	26,788
Thereafter	82,103
$288,577